Development of Allowance for Doubtful Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation Allowance [Line Items]
Allowance for doubtful accounts as of January 1	$ 328,893	$ 299,751	$ 277,139
Premiums Receivable, Allowance for Doubtful Accounts, Period Increase (Decrease)	336,090	303,508	241,598
Premiums Receivable, Allowance for Doubtful Accounts, Write Offs Against Allowance	(249,783)	(273,643)	(214,612)
Allowance for Loan and Lease Losses, Foreign Currency Translation	(2,035)	(723)	(4,374)
Allowance for doubtful accounts as of December 31	$ 413,165	$ 328,893	$ 299,751